Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Series B Redeemable Convertible Preferred Stock [Member]
Issuance of stock per share		$ 9.2403
Issuance of stock per share in relation to acquisition		$ 9.2403
Shares issuance costs		$ 4,969
Share repurchase price per share			$ 9.2403
Series B-1 Redeemable Convertible Preferred Stock [Member]
Issuance of stock per share in relation to acquisition		$ 7.410
Series U-1 Redeemable Convertible Preferred Stock [Member]
Issuance of stock per share in relation to acquisition	$ 19.66
Series U-2 Redeemable Convertible Preferred Stock [Member]
Issuance of stock per share	$ 19.66
Shares issuance costs	$ 2,138
Reinvent Technology Partners Y [Member]
Shares subject to forfeiture			3,187,500
Aggregate ordinary shares outstanding related to share capitalization			24,437,500